Basis of Preparation	12 Months Ended
Oct. 31, 2024
Basis of Preparation [Abstract]
BASIS OF PREPARATION
2.	BASIS OF PREPARATION

Basis of preparation

The Group’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). For the purpose of preparation of the consolidated financial statements, information is considered material if such information is reasonably expected to influence decision made by primary users.

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets at fair value through profit or loss which are measured at fair value.

The Company has changed its fiscal year from April 30 to October 31, which became effective for the period ended October 31, 2023. Given the period ended October 31, 2023 is for a 6-month period, the results may not be comparable to the 12-month period ended October 31, 2024.

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. This standard is effective for the Company for the annual period beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of the adoption of ASU 2023-07.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to improve transparency of income tax disclosure by requiring income tax disclosures to contain consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. This standard affects the disclosure of income taxes not the accounting for income taxes. This standard is effective for the Company for the annual period beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact of the adoption of ASU 2023-09.

In November 2024, the FASB ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). which enhances the disclosures required for expense disaggregation in the Company’s annual and interim consolidated financial statements. ASU 2024-03 is effective for the Company for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements disclosures.